Business Combinations - Additional Information (Detail) (USD $)					0 Months Ended	9 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Gateway Community Financial Corporation [Member] Branch	Oct. 15, 2012 Marathon Banking Corporation And Marathon National Bank Of New York [Member] Branch	Sep. 30, 2013 Marathon Banking Corporation And Marathon National Bank Of New York [Member]	Oct. 15, 2012 Marathon Banking Corporation And Marathon National Bank Of New York [Member] Scenario, Previously Reported [Member]	Jan. 06, 2012 Brooklyn Federal Bancorp [Member] Branch	Dec. 31, 2012 Roma Financial Corporation [Member] Branch	Dec. 19, 2012 Roma Financial Corporation [Member]	Sep. 30, 2012 Roma Financial Corporation [Member] Branch
Business Acquisition [Line Items]
Number of branches operated by acquiree				4					26		26
Assets of held by acquiree	$ 13,807,387,000	$ 12,722,574,000	$ 10,701,585,000	$ 303,000,000					$ 1,730,000,000		$ 1,840,000,000
Deposits held by acquiree				271,600,000					1,410,000,000		1,490,000,000
Total stockholders' equity of acquiree	1,126,648,000	1,066,817,000	967,440,000	24,400,000					217,200,000		218,800,000
Percentage of shares of Roma Financials that will convert into Investors Bancorp Inc. common stock										100.00%
Number of branches acquired					13			5
Liabilities assumed, customer deposit					777,500,000			385,900,000
Loans acquired					558,500,000			177,500,000
Goodwill	77,300,000	77,100,000	22,000,000		38,600,000		38,400,000	16,700,000
Intangibles assumed					5,000,000			218,000
Purchase price, cash paid					135,000,000
Adjustment to goodwill						207,000
Purchase price								10,300,000
Purchase price, common stock issued								551,862
Purchase price, cash paid					$ 135,000,000			$ 2,900,000
Date of completed acquisition								Jan. 06, 2012